ADVISER MANAGED TRUST

Tactical Offensive Equity Fund

Supplement dated February 10, 2012
to the Class A Shares Prospectus dated November 30, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Tactical Offensive Equity Fund.

Change in Portfolio Management for the Tactical Offensive Equity Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Tactical Offensive Equity Fund, the text with respect to Artisan Partners Limited Partnership is hereby deleted.

In addition, under the heading "Tactical Offensive Equity Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the paragraph with respect to Artisan Partners Limited Partnership is hereby deleted.

There are no other changes in the portfolio management of the Tactical Offensive Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-772 (02/12)

ADVISER MANAGED TRUST

Tactical Offensive Equity Fund

Supplement dated February 10, 2012
to the Statement of Additional Information ("SAI") dated November 30, 2011

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Tactical Offensive Equity Fund.

Change in Portfolio Management for the Tactical Offensive Equity Fund

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to Artisan Partners Limited Partnership's management of the Tactical Offensive Equity Fund are hereby deleted.

There are no other changes in the portfolio management of the Tactical Offensive Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-773 (02/12)